UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2861

Fidelity Money Market Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Retirement Government Money Market Portfolio

November 30, 2016

RGM-QTLY-0117
1.810688.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 20.9%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 20.9%
U.S. Treasury Bills
12/1/16 to 5/18/17	0.30 to 0.63%	$521,000	$520,279
U.S. Treasury Notes
12/15/16 to 5/31/17	0.28 to 0.65	106,000	106,209
TOTAL U.S. TREASURY DEBT
(Cost $626,488)			626,488

Variable Rate Demand Note - 1.2%
New York - 1.2%
FNMA New York Hsg. Fin. Agcy. Rev. (55 West 25th Street Hsg. Proj.) Series 2005 A, 0.46% 12/7/16, LOC Fannie Mae, VRDN
12/7/16
(Cost $35,400)	0.46 (b)(c)	35,400	35,400

U.S. Government Agency Debt - 55.5%
Federal Agencies - 55.5%
Fannie Mae
12/19/16 to 1/11/18	0.41 to 0.85 (b)	161,813	162,148
Federal Farm Credit Bank
2/10/17 to 1/26/18	0.56 to 0.85 (b)	69,000	69,078
Federal Home Loan Bank
12/2/16 to 2/26/18	0.29 to 0.87 (b)	1,295,300	1,295,158
Freddie Mac
12/9/16 to 1/12/18	0.38 to 0.84 (b)	136,924	136,941
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $1,663,325)			1,663,325

U.S. Government Agency Repurchase Agreement - 13.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.28% dated 11/30/16 due 12/1/16 (Collateralized by U.S. Government Obligations) #	$242,185	$242,183
With:
BNP Paribas, S.A. at 0.43%, dated 11/7/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $2,044,807, 0% - 8.88%, 4/30/17 - 10/01/46)	2,001	2,000
Citibank NA at:
0.28%, dated 11/29/16 due 12/6/16 (Collateralized by U.S. Treasury Obligations valued at $2,040,084, 0.84% - 6.5%, 7/21/17 - 5/15/51)	2,000	2,000
0.29%, dated 11/29/16 due 12/6/16 (Collateralized by U.S. Treasury Obligations valued at $13,268,665, 0.38% - 3.75%, 7/21/17 - 2/15/44)	13,001	13,000
Deutsche Bank Securities, Inc. at 0.29%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $4,080,116, 1.62%, 2/15/26)	4,000	4,000
ING Financial Markets LLC at:
0.39%, dated 10/3/16 due 12/9/16 (Collateralized by U.S. Treasury Obligations valued at $1,022,920, 1.13%, 7/31/21)	1,001	1,000
0.42%, dated 11/1/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $2,040,968, 1.13%, 7/31/21)	2,001	2,000
0.43%, dated:
10/18/16 due 1/4/17:
(Collateralized by U.S. Treasury Obligations valued at $4,086,378, 0.75% - 1.13%, 7/31/18 - 7/31/21)	4,004	4,000
(Collateralized by U.S. Treasury Obligations valued at $5,105,930, 1.13%, 6/30/21)	5,005	5,000
10/19/16 due 1/4/17 (Collateralized by U.S. Treasury Obligations valued at $5,105,930, 1.13%, 6/30/21)	5,005	5,000
10/20/16 due 1/4/17 (Collateralized by U.S. Treasury Obligations valued at $5,105,913, 0.75% - 1.13%, 7/31/18 - 6/30/21)	5,005	5,000
0.44%, dated:
10/25/16 due 1/4/17 (Collateralized by U.S. Treasury Obligations valued at $4,085,115, 0.75%, 7/31/18)	4,004	4,000
10/28/16 due 1/4/17 (Collateralized by U.S. Treasury Obligations valued at $5,105,930, 1.13%, 6/30/21)	5,006	5,000
11/2/16 due 1/4/17 (Collateralized by U.S. Treasury Obligations valued at $4,085,115, 0.75%, 7/31/18)	4,004	4,000
Merrill Lynch, Pierce, Fenner & Smith at 0.37%, dated 10/17/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $14,286,605, 4%, 7/20/46)	14,008	14,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.39%, dated:
11/3/16 due 12/1/16 (Collateralized by U.S. Government Obligations valued at $4,081,238, 2% - 4.5%, 10/01/26 - 10/01/46)	4,001	4,000
11/4/16 due 1/5/17 (Collateralized by U.S. Government Obligations valued at $4,081,193, 1.63% - 3.5%, 11/15/22 - 12/01/46)	4,003	4,000
0.4%, dated:
11/10/16 due 1/9/17 (Collateralized by U.S. Government Obligations valued at $4,080,953, 1.63% - 3.5%, 11/15/22 - 10/01/46)	4,001	4,000
11/14/16 due 1/13/17 (Collateralized by U.S. Government Obligations valued at $2,040,385, 2% - 4%, 10/01/26 - 11/20/46)	2,001	2,000
0.44%, dated:
10/25/16 due 1/23/17 (Collateralized by U.S. Government Obligations valued at $4,081,846, 1.63% - 3.5%, 11/15/22 - 8/01/46)	4,004	4,000
11/17/16 due 1/17/17 (Collateralized by U.S. Government Obligations valued at $3,060,736, 2% - 3%, 9/01/33 - 11/01/46)	3,002	3,000
11/18/16 due 1/19/17 (Collateralized by U.S. Government Obligations valued at $5,100,811, 2.% - 4.5%, 8/01/26 - 10/01/46)	5,004	5,000
0.47%, dated 11/30/16 due 2/1/17 (Collateralized by U.S. Government Obligations valued at $3,060,047, 0.75% - 3.5%, 8/31/18 - 7/01/46)	3,002	3,000
0.5%, dated 11/16/16 due 2/14/17 (Collateralized by U.S. Government Obligations valued at $2,040,425, 2% - 3.05%, 8/01/26 - 6/01/45)	2,003	2,000
Mizuho Securities U.S.A., Inc. at 0.5%, dated 11/7/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $4,121,378, 0.13%, 4/15/17)	4,005	4,000
RBC Capital Markets Corp. at:
0.36%, dated 10/3/16 due 12/1/16 (Collateralized by U.S. Government Obligations valued at $5,103,680, 2% - 4.5%, 10/01/28 - 11/01/46)	5,003	5,000
0.4%, dated 11/8/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $4,094,731, 1.5% - 4.87%, 10/01/28 - 12/01/46)	4,003	4,000
0.41%, dated 11/10/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $3,067,547, 1.5% - 4.87%, 4/01/27 - 11/01/46)	3,002	3,000
0.45%, dated:
11/14/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $2,040,434, 2% - 7%, 6/01/22 - 12/01/46)	2,002	2,000
11/15/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $4,096,624, 0.88% - 5.5%, 10/01/27 - 12/01/46)	4,003	4,000
0.46%, dated 11/18/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $2,054,609, 0.88% - 6%, 10/01/27 - 12/01/46)	2,002	2,000
0.5%, dated 11/21/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $2,058,751, 0.88% - 4.5%, 10/1/27 - 12/01/46)	2,002	2,000
Royal Bank of Canada at:
0.29%, dated 11/25/16 due 12/2/16 (Collateralized by U.S. Government Obligations valued at $5,100,247, 3.5% - 4%, 6/20/44 - 4/20/46)	5,000	5,000
0.3%, dated 11/28/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $3,060,077, 1.63% - 3.5%, 6/30/20 - 4/20/46)	3,000	3,000
Wells Fargo Securities, LLC at:
0.28%, dated 11/29/16 due 12/6/16 (Collateralized by U.S. Government Obligations valued at $13,390,208, 0.7% - 4%, 9/15/21 - 10/15/39)	13,001	13,000
0.29%, dated 11/30/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $2,060,017, 1.75%, 9/15/21)	2,000	2,000
0.42%, dated 9/7/16 due 12/6/16 (Collateralized by U.S. Government Obligations valued at $11,341,236, 0.82% - 5.5%, 3/15/23 - 10/15/40)	11,012	11,000
0.5%, dated 11/8/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $2,060,659, 0.82%, 10/15/40)	2,002	2,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $405,183)		405,183

U.S. Treasury Repurchase Agreement - 11.2%
With:
Barclays Capital, Inc. at 0.28%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $5,118,927, 0% - 8.75%, 4/27/17 - 8/15/44)	5,000	5,000
BMO Capital Markets Corp. at 0.35%, dated 10/4/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $26,193,005, 1% - 3%, 5/31/18 - 11/15/45)	25,023	25,000
BMO Harris Bank NA at:
0.39%, dated 11/3/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $4,110,619, 2.38% - 2.5%, 7/31/17 - 5/15/24)	4,003	4,000
0.4%, dated 11/1/16 due 12/7/16:
(Collateralized by U.S. Treasury Obligations valued at $4,176,036, 1.38% - 2.5%, 7/31/17 - 5/15/24)	4,003	4,000
(Collateralized by U.S. Treasury Obligations valued at $2,064,008, 2.38% - 3.63%, 7/31/17 - 2/15/20)	2,002	2,000
0.5%, dated 11/30/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $4,101,200, 2.13%, 5/15/25)	4,004	4,000
BNP Paribas, S.A. at:
0.31%, dated 11/22/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $8,160,684, 0.69% - 8.5%, 11/15/17 - 2/15/25)	8,002	8,000
0.36%, dated 10/12/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $21,433,620, 0% - 6.25%, 5/25/17 - 11/15/45)	21,013	21,000
0.4%, dated 9/2/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $23,484,336, 0% - 5.5%, 2/02/17 - 5/15/46)	23,023	23,000
0.41%, dated 11/7/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $8,219,278, 0% - 3.75%, 5/25/17 - 11/15/45)	8,005	8,000
0.45%, dated 11/10/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $16,324,598, 0% - 5.25%, 2/02/17 - 5/15/46)	16,018	16,000
0.5%, dated:
11/21/16 due 1/20/17 (Collateralized by U.S. Treasury Obligations valued at $12,242,658, 0% - 5.5%, 5/25/17 - 11/15/45)	12,010	12,000
11/22/16 due 1/20/17 (Collateralized by U.S. Treasury Obligations valued at $9,181,184, 0% - 5.5%, 5/25/17 - 2/15/40)	9,007	9,000
Commerz Markets LLC at 0.32%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $61,201,701, 1.63%, 5/31/23)	60,001	60,000
Deutsche Bank Securities, Inc. at 0.28%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $12,240,161, 1.63%, 2/15/26)	12,000	12,000
Mizuho Securities U.S.A., Inc. at 0.28%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $16,377,846, 1.63%, 4/30/23)	16,000	16,000
MUFG Securities EMEA PLC at:
0.28%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $3,743,258, 2.63%, 11/15/20)	3,643	3,643
0.33%, dated 11/25/16 due 12/2/16 (Collateralized by U.S. Treasury Obligations valued at $2,055,960, 1.63%, 5/15/26)	2,000	2,000
0.37%, dated 11/21/16 due 12/6/16 (Collateralized by U.S. Treasury Obligations valued at $3,104,843, 2.63%, 8/15/20)	3,000	3,000
0.43%, dated 11/22/16 due 12/2/16 (Collateralized by U.S. Treasury Obligations valued at $3,090,836, 1.75%, 4/30/22)	3,000	3,000
0.75%, dated 12/1/16 due 1/17/17(d)	2,002	2,000
0.77%, dated 12/2/16 due 2/2/17(d)	2,003	2,000
Nomura Securities International, Inc. at 0.28%, dated:
11/28/16 due 12/5/16 (Collateralized by U.S. Treasury Obligations valued at $13,296,069, 1.38%, 10/31/20)	13,001	13,000
11/29/16 due 12/6/16 (Collateralized by U.S. Treasury Obligations valued at $51,252,829, 2.13%, 9/30/21)	50,003	50,000
RBC Capital Markets Corp. at:
0.38%, dated 11/7/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $3,071,681, 0% - 6.25%, 3/09/17 - 2/15/46)	3,002	3,000
0.43%, dated 10/21/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $3,061,521, 0% - 7.13%, 4/06/17 - 2/15/23)	3,003	3,000
0.5%, dated 11/29/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $4,080,212, 0% - 6.25%, 3/09/17 - 8/15/44)	4,004	4,000
RBS Securities, Inc. at 0.28%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $2,042,366, 1%, 9/15/17)	2,000	2,000
Royal Bank of Canada at 0.32%, dated 11/3/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $4,081,016, 1.5% - 3%, 10/31/17 - 5/15/45)	4,001	4,000
Societe Generale at:
0.34%, dated 11/18/16 due 12/16/16 (Collateralized by U.S. Treasury Obligations valued at $4,080,643, 0% - 4.75%, 1/26/17 - 2/15/37)	4,001	4,000
0.38%, dated 10/19/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $2,040,955, 1.25% - 2.13%, 1/31/19 - 4/30/23)	2,001	2,000
Wells Fargo Securities, LLC at 0.41%, dated:
9/2/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $3,063,220, 0%, 3/09/17)	3,003	3,000
9/7/16 due 12/6/16 (Collateralized by U.S. Treasury Obligations valued at $4,083,952, 0%, 3/02/17)	4,004	4,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $336,643)		336,643
TOTAL INVESTMENT PORTFOLIO - 102.3%
(Cost $3,067,039)		3,067,039
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(68,737)
NET ASSETS - 100%		$2,998,302

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Treasury Debt	$626,488	$--	$626,488	$--
Variable Rate Demand Note	35,400	--	35,400	--
U.S. Government Agency Debt	1,663,325	--	1,663,325	--
U.S. Government Agency Repurchase Agreement	405,183	--	405,183	--
U.S. Treasury Repurchase Agreement	336,643	--	336,643	--
Total Investments in Securities:	$3,067,039	$--	$3,067,039	$--

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$242,183,000 due 12/01/16 at 0.28%	(000s)
BNP Paribas, S.A.	$32,573
BNY Mellon Capital Markets LLC	5,459
Bank of America NA	24,008
Citibank NA	12,131
Credit Agricole CIB New York Branch	21,509
Credit Suisse Securities (USA) LLC	15,714
ING Financial Markets LLC	1,213
J.P. Morgan Securities, Inc.	47,797
Merrill Lynch, Pierce, Fenner & Smith, Inc.	4,853
Mizuho Securities USA, Inc.	21,837
RBC Dominion Securities, Inc.	6,769
Royal Bank of Canada	11,889
Societe Generale	3,033
Wells Fargo Bank, NA	6,976
Wells Fargo Securities LLC	26,422
$242,183

Income Tax Information

At November 30, 2016 the cost for Federal Income Tax Purposes was $3,067,039,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Money Market Trust

Retirement Government Money Market II Portfolio

November 30, 2016

RMM-QTLY-0117
1.810718.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 20.6%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 20.6%
U.S. Treasury Bills
12/1/16 to 5/18/17	0.28 to 0.63%	$1,475,000	$1,473,482
U.S. Treasury Notes
12/15/16 to 7/31/18	0.36 to 0.66 (b)	713,000	714,083
TOTAL U.S. TREASURY DEBT
(Cost $2,187,565)			2,187,565

Variable Rate Demand Note - 0.3%
Arizona - 0.0%
FNMA Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.5% 12/7/16, LOC Fannie Mae, VRDN
12/7/16	0.50 (b)(c)	3,645	3,645
Texas - 0.1%
FNMA Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Chisholm Trail Proj.) Series 2004, 0.5% 12/7/16, LOC Fannie Mae, VRDN
12/7/16	0.50 (b)(c)	4,900	4,900
FNMA Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (St. Augustine Estate Proj.) Series 2005, 0.5% 12/7/16, LOC Fannie Mae, VRDN
12/7/16	0.50 (b)(c)	5,780	5,780
			10,680
Washington - 0.2%
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.5% 12/7/16, LOC Fannie Mae, VRDN
12/7/16	0.50 (b)(c)	15,750	15,750
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $30,075)			30,075

U.S. Government Agency Debt - 59.8%
Federal Agencies - 59.8%
Fannie Mae
2/14/17 to 1/11/18	0.44 to 0.85 (b)	226,000	225,897
Federal Home Loan Bank
12/2/16 to 9/26/18	0.28 to 0.84 (b)	5,770,000	5,767,901
Freddie Mac
3/9/17 to 1/12/18	0.50 to 0.84 (b)	376,000	375,938
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $6,369,736)			6,369,736

U.S. Government Agency Repurchase Agreement - 8.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.28% dated 11/30/16 due 12/1/16 (Collateralized by U.S. Government Obligations) #	$318,708	$318,706
With:
BNP Paribas, S.A. at 0.43%, dated 11/7/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $8,169,805, 0.00% - 8.00%, 4/30/17 - 10/01/46)	8,006	8,000
Citibank NA at:
0.28%, dated 11/29/16 due 12/6/16 (Collateralized by U.S. Treasury Obligations valued at $8,239,288, 0.38% - 4.00%, 5/31/19 - 11/15/45)	8,000	8,000
0.29%, dated 11/29/16 due 12/6/16 (Collateralized by U.S. Treasury Obligations valued at $46,928,179, 0.13% - 9.50%, 12/15/16 - 9/01/47)	46,003	46,000
Deutsche Bank Securities, Inc. at 0.29%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $15,300,130, 1.63% , 2/15/26)	15,000	15,000
ING Financial Markets LLC at:
0.39%, dated 10/3/16 due 12/9/16 (Collateralized by U.S. Treasury Obligations valued at $5,107,641, 0.75% , 7/31/18)	5,004	5,000
0.42%, dated 11/1/16 due 1/3/17 (Collateralized by U.S. Government Obligations valued at $8,165,189, 2.38%, 1/13/22)	8,006	8,000
0.43%, dated:
10/18/16 due 1/4/17:
(Collateralized by U.S. Government Obligations valued at $13,270,476, 0.88% - 1.75%, 2/22/17 - 3/30/20)	13,014	13,000
(Collateralized by U.S. Government Obligations valued at $16,330,489, 1.38% , 3/30/20)	16,018	16,000
10/19/16 due 1/4/17 (Collateralized by U.S. Government Obligations valued at $20,411,889, 1.25% - 1.38%, 9/30/19 - 3/30/20)	20,022	20,000
10/20/16 due 1/4/17 (Collateralized by U.S. Government Obligations valued at $18,369,935, 1.38%, 3/30/20)	18,020	18,000
0.44%, dated:
10/25/16 due 1/4/17 (Collateralized by U.S. Government Obligations valued at $16,330,489, 1.38%, 3/30/20)	16,018	16,000
10/28/16 due 1/4/17 (Collateralized by U.S. Government Obligations valued at $19,389,657, 1.38%, 3/30/20)	19,021	19,000
11/2/16 due 1/4/17 (Collateralized by U.S. Government Obligations valued at $16,330,489, 1.38%, 3/30/20)	16,018	16,000
Merrill Lynch, Pierce, Fenner & Smith at 0.37%, dated 10/17/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $50,003,116, 3.50%, 9/20/46)	49,030	49,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.39%, dated:
11/3/16 due 12/1/16 (Collateralized by U.S. Government Obligations valued at $13,264,022, 1.63% - 5.34%, 1/01/19 - 8/01/46)	13,004	13,000
11/4/16 due 1/5/17 (Collateralized by U.S. Government Obligations valued at $15,304,475, 2.14% - 5.29%, 8/01/26 - 11/20/46)	15,010	15,000
0.4%, dated:
11/10/16 due 1/9/17 (Collateralized by U.S. Government Obligations valued at $13,263,094, 1.38% - 5.00%, 9/30/18 - 10/01/46)	13,004	13,000
11/14/16 due 1/13/17 (Collateralized by U.S. Government Obligations valued at $8,161,583, 1.63% - 4.00%, 11/15/22 - 7/01/46)	8,005	8,000
0.44%, dated:
10/25/16 due 1/23/17 (Collateralized by U.S. Government Obligations valued at $13,265,997, 1.72% - 6.06%, 11/01/23 - 11/01/46)	13,014	13,000
11/17/16 due 1/17/17 (Collateralized by U.S. Government Obligations valued at $13,262,269, 1.89% - 4.00%, 2/01/25 - 11/01/46)	13,010	13,000
11/18/16 due 1/19/17 (Collateralized by U.S. Government Obligations valued at $17,342,755, 2.11% - 4.50%, 1/01/30 - 10/01/46)	17,013	17,000
0.47%, dated 11/30/16 due 2/1/17 (Collateralized by U.S. Government Obligations valued at $9,180,120, 2.00% - 3.04%, 9/01/33 - 6/01/45)	9,007	9,000
0.5%, dated 11/16/16 due 2/14/17 (Collateralized by U.S. Government Obligations valued at $8,161,700, 0.75% - 4.50%, 10/31/18 - 10/01/46)	8,010	8,000
Mizuho Securities U.S.A., Inc. at 0.5%, dated 11/7/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $16,485,510, 0.13%, 4/15/17)	16,020	16,000
RBC Capital Markets Corp. at:
0.36%, dated 10/3/16 due 12/1/16 (Collateralized by U.S. Government Obligations valued at $17,354,749, 2.00% - 4.50%, 3/01/27 - 11/01/46)	17,010	17,000
0.4%, dated 11/8/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $13,331,268, 2.36% - 5.50%, 6/01/28 - 11/01/46)	13,009	13,000
0.41%, dated 11/10/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $10,204,147, 2.57% - 5.50%, 3/01/31 - 11/01/46)	10,007	10,000
0.45%, dated:
11/14/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $8,161,734, 2.39% - 6.00%, 4/01/27 - 12/01/46)	8,006	8,000
11/15/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $13,293,276, 2.00% - 6.00%, 4/01/27 - 11/01/46)	13,010	13,000
0.46%, dated 11/18/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $8,161,356, 2.53% - 5.50%, 9/01/33 - 11/01/46	8,006	8,000
0.5%, dated 11/21/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $8,161,680, 2.39% - 6.00%, 6/01/28 - 12/01/46)	8,007	8,000
Royal Bank of Canada at:
0.29%, dated 11/25/16 due 12/2/16 (Collateralized by U.S. Government Obligations valued at $19,380,937, 3.50% - 4.00%, 6/20/44 - 4/20/46)	19,001	19,000
0.3%, dated 11/28/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $12,240,306, 3.50% - 4.00%, 6/20/44 - 6/20/46)	12,001	12,000
Wells Fargo Securities, LLC at:
0.28%, dated 11/29/16 due 12/6/16 (Collateralized by U.S. Government Obligations valued at $47,380,737, 1.50% - 2.50%, 10/15/22 - 4/25/43)	46,003	46,000
0.29%, dated 11/30/16 due 12/7/16 (Collateralized by U.S. Government Obligations valued at $8,240,066, 1.75%, 6/15/26)	8,000	8,000
0.42%, dated 9/7/16 due 12/6/16 (Collateralized by U.S. Government Obligations valued at $39,178,814, 1.75%, 6/15/26)	38,040	38,000
0.5%, dated 11/8/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $6,181,974, 1.75%, 6/15/26)	6,005	6,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $906,706)		906,706

U.S. Treasury Repurchase Agreement - 11.8%
With:
Barclays Capital, Inc. at 0.28%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $18,360,148, 0.00% - 6.38%, 12/08/16 - 11/15/27)	18,000	18,000
BMO Capital Markets Corp. at 0.35%, dated 10/4/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $90,707,582, 1.00% - 3.00%, 5/31/18 - 5/15/46)	88,080	88,000
BMO Harris Bank NA at:
0.39%, dated 11/3/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $14,361,453, 2.38% - 2.50%, 7/31/17 - 5/15/24)	14,010	14,000
0.4%, dated 11/1/16 due 12/7/16:
(Collateralized by U.S. Treasury Obligations valued at $15,393,959, 1.38% - 2.50%, 7/31/17 - 5/15/24)	15,013	15,000
(Collateralized by U.S. Treasury Obligations valued at $7,174,476, 2.36% - 3.62%, 7/31/17 - 2/15/20)	7,006	7,000
0.41%, dated 11/10/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $7,147,923, 2.12% - 2.75%, 7/31/17 - 11/15/23)	7,005	7,000
0.42%, dated 11/10/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $7,193,323, 1.12% - 2.37%, 7/31/17 - 8/15/21)	7,006	7,000
0.46%, dated 11/29/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $34,887,695, 2.25%, 11/15/25)	34,019	34,000
0.48%, dated 11/23/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $44,237,108, 3.12% , 8/15/44)	42,039	42,000
0.5%, dated 11/30/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $14,283,202, 0.00% - 3.63%, 3/09/17 - 2/15/44)	14,013	14,000
BNP Paribas, S.A. at:
0.36%, dated 10/12/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $75,523,185, 0.00% - 5.50%, 5/25/17 - 5/15/46)	74,047	74,000
0.4%, dated 9/2/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $84,952,081, 0.00% - 5.50%, 5/25/17 - 5/15/46)	83,083	83,000
0.41%, dated 11/7/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $29,852,313, 0.00% - 8.50%, 2/02/17 - 11/15/45)	29,020	29,000
0.45%, dated 11/10/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $60,583,948, 0.00% - 8.50%, 5/25/17 - 5/15/46)	59,066	59,000
0.5%, dated:
11/21/16 due 1/20/17 (Collateralized by U.S. Treasury Obligations valued at $43,869,126, 0.00% - 5.50%, 5/25/17 - 5/15/46)	43,036	43,000
11/22/16 due 1/20/17 (Collateralized by U.S. Treasury Obligations valued at $26,550,559, 0.00% - 5.50%, 5/25/17 - 5/15/46)	26,021	26,000
Commerz Markets LLC at 0.32%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $216,241,863, 1.63% - 2.25%, 5/31/23 - 11/15/24)	212,002	212,000
Deutsche Bank Securities, Inc. at 0.28%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $41,820,341, 0.00% , 3/30/17)	41,000	41,000
Mizuho Securities U.S.A., Inc. at 0.28%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $56,126,644, 1.66% - 1.88%, 11/30/21 - 5/31/23)	55,000	55,000
MUFG Securities EMEA PLC at:
0.28%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $13,174,190, 2.66%, 11/15/20)	12,898	12,898
0.33%, dated 11/25/16 due 12/2/16 (Collateralized by U.S. Treasury Obligations valued at $9,259,960, 1.36% , 9/30/23)	9,001	9,000
0.37%, dated 11/21/16 due 12/6/16 (Collateralized by U.S. Treasury Obligations valued at $12,353,746, 2.12% - 2.62%, 8/15/20 - 5/15/25)	12,002	12,000
0.43%, dated 11/22/16 due 12/2/16 (Collateralized by U.S. Treasury Obligations valued at $12,246,005, 0.00% - 8.88%, 3/09/17 - 10/31/23)	12,001	12,000
0.75%, dated 12/1/16 due 1/17/17 (d)	8,008	8,000
0.77%, dated 12/2/16 due 2/2/17 (d)	8,011	8,000
Nomura Securities International, Inc. at 0.28%, dated:
11/28/16 due 12/5/16 (Collateralized by U.S. Treasury Obligations valued at $48,240,370, 2.13% , 8/31/20)	47,003	47,000
11/29/16 due 12/6/16 (Collateralized by U.S. Treasury Obligations valued at $181,433,278, 2.13%, 9/30/21)	177,010	177,000
RBC Capital Markets Corp. at:
0.38%, dated 11/7/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $10,206,818, 0.00% - 6.25%, 1/12/17 - 8/15/44)	10,006	10,000
0.43%, dated 10/21/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $12,246,005, 0.00% - 8.88%, 3/09/17 - 10/31/23)	12,013	12,000
0.5%, dated 11/29/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $14,283,202, 0.00% - 3.63%, 3/09/17 - 2/15/44)	14,013	14,000
RBS Securities, Inc. at 0.28%, dated 11/30/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $7,140,684, 0.39% - 1.38%, 4/30/17 - 5/31/21)	7,000	7,000
Royal Bank of Canada at 0.32%, dated 11/3/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $16,324,179, 1.88% - 3.63%, 10/31/17 - 2/15/44)	16,005	16,000
Societe Generale at:
0.34%, dated 11/18/16 due 12/16/16 (Collateralized by U.S. Treasury Obligations valued at $14,282,951, 0.00% - 4.75%, 3/02/17 - 2/15/37)	14,004	14,000
0.38%, dated 10/19/16 due 12/7/16 (Collateralized by U.S. Treasury Obligations valued at $6,122,789, 0.00% - 2.00%, 11/09/17 - 2/15/25)	6,004	6,000
Wells Fargo Securities, LLC at 0.41%, dated:
9/2/16 due 12/1/16 (Collateralized by U.S. Treasury Obligations valued at $11,231,542, 0.00%, 3/09/17)	11,011	11,000
9/7/16 due 12/6/16 (Collateralized by U.S. Treasury Obligations valued at $15,314,847, 0.00% , 3/02/17)	15,015	15,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,258,898)		1,258,898
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $10,752,980)		10,752,980
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(109,818)
NET ASSETS - 100%		$10,643,162

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$318,706,000 due 12/01/16 at 0.28%
BNP Paribas, S.A.	$42,865
BNY Mellon Capital Markets LLC	7,184
Bank of America NA	31,594
Citibank NA	15,965
Credit Agricole CIB New York Branch	28,305
Credit Suisse Securities (USA) LLC	20,679
ING Financial Markets LLC	1,596
J.P. Morgan Securities, Inc.	62,901
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,386
Mizuho Securities USA, Inc.	28,736
RBC Dominion Securities, Inc.	8,908
Royal Bank of Canada	15,645
Societe Generale	3,991
Wells Fargo Bank, NA	9,180
Wells Fargo Securities LLC	34,771
$318,706

Income Tax Information

At November 30, 2016 the cost for Federal Income Tax Purposes was $10,752,980,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2017